Pensions and Post-Employment Benefits - Schedule Actuarial Results Related to Pension and Other Post Retirement Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Recorded in operating costs and expenses
Service cost	$ 12	$ 12	$ 13
Past service cost	(1)	1	9
Settlements and curtailments	(1)	(3)
Total defined benefit expense	10	10	22
Recorded in other financial expenses
Net interest cost	33	39	40
Recorded in other comprehensive income
Actuarial (gains) losses for the period	199	210	(176)
Total (loss) / gain recognized during the period	242	259	(114)
Pension defined benefit plans [member]
Recorded in operating costs and expenses
Service cost	10	10	10
Past service cost	(2)	1	9
Settlements and curtailments	(1)	(3)
Total defined benefit expense	8	8	19
Recorded in other financial expenses
Net interest cost	28	34	35
Recorded in other comprehensive income
Actuarial (gains) losses for the period	181	203	(176)
Total (loss) / gain recognized during the period	217	245	(122)
Other Benefits Plans [Member]
Recorded in operating costs and expenses
Service cost	2	2	3
Past service cost	1
Settlements and curtailments	(1)
Total defined benefit expense	2	2	3
Recorded in other financial expenses
Net interest cost	5	5	5
Recorded in other comprehensive income
Actuarial (gains) losses for the period	18	7	(176)
Total (loss) / gain recognized during the period	$ 25	$ 14	$ 8